Trade and Other Receivables - Summary of Trade and other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
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Trade receivables	$ 18,265	$ 11,760
Other receivables	3,129	384
Total trade and other receivables	$ 21,394	$ 12,144